Commitments and Contingencies - Additional Information (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases, Operating [Abstract]
Total capital commitments	¥ 545,978,654	$ 85,675,965	¥ 1,250,123,850